Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 1,669	$ 1,331
Provincial taxes	1,280	1,020
Foreign rate differential	1,690	574
Canadian rate difference		(324)
Release of Valuation Allowance	(337)
Impact of Sale of Oil & Gas Assets	(538)
Permanent items	366	572
Prior Year adjustments	583	(453)
Uncertain tax position	(85)	143
Other	38	(25)
Total provision	$ 4,666	$ 2,838